Note 22 Customer Deposits (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[1]	€ 349,761	€ 342,661	€ 384,219
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		191,974	188,757	171,611
UNITED STATES
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers				66,181
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		64,247	54,398	56,564
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		33,376	34,621	36,042
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		37,861	36,989	36,661
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		19,234	21,427	15,360
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		3,070	6,468	1,801
Demand Deposits [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		293,015	266,250	280,391
Demand Deposits [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		181,565	168,690	146,651
Demand Deposits [Member] | UNITED STATES
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers				46,372
Demand Deposits [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		53,359	43,768	43,326
Demand Deposits [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		19,725	17,906	13,775
Demand Deposits [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		28,039	25,730	22,748
Demand Deposits [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		8,933	8,435	6,610
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		1,393	1,720	909
Deposits With Agreed Maturity [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[2]	55,479	75,666	103,293
Deposits With Agreed Maturity [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[2]	10,407	20,065	24,958
Deposits With Agreed Maturity [Member] | UNITED STATES
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[2]			19,810
Deposits With Agreed Maturity [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[2]	10,383	10,514	12,714
Deposits With Agreed Maturity [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[2]	13,644	16,707	22,257
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[2]	9,822	11,259	13,913
Deposits With Agreed Maturity [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[2]	9,546	12,373	8,749
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[2]	1,677	4,748	892
Repurchase Agreements [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		1,267	746	535
Repurchase Agreements [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		2	2	2
Repurchase Agreements [Member] | UNITED STATES
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers				0
Repurchase Agreements [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		505	117	523
Repurchase Agreements [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		6	8	10
Repurchase Agreements [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		0	0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		754	619	0
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		€ 0	€ 0	€ 0

[1]	(*) Variation in 2020 is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
[2]	(*) It includes subordinated deposits amounting to €189 million as of December 31, 2019.